Share-based compensation	12 Months Ended
Mar. 31, 2017
Share-based compensation
Share-based compensation

18. Share-based compensation

        During the financial year ended March 31, 2015, the Company launched a share-based remuneration plan (the Plan) for management of the Group. The Plan consists of remuneration programs for the CEO, the top management of the Company and other employees and consultants (hereinafter—"participants"). A total of 2,300,000 Class A common shares, with no par value, of the Company were authorized for issuance under the Plan. The shares that may be issued under the Plan may be authorized and unissued shares, shares held in treasury or shares purchased on the open market or by private purchase.

        On November 10, 2015, the share pool available for the Plan was extended to 2,452,000 Class A common shares, with no par value. Additionally, on that date, the Company's Board approved further annual allocation of Class A common shares to the Plan. The available for issuance share pool will be not more than the lesser of 2% of the total Company's outstanding number of shares, and 1,000,000 shares.

        The Plan provides for the grant of options, stock appreciation rights ("SARs"), restricted stock awards, performance share awards ("PSA"), restricted stock units ("RSUs"), cash-based awards, dividend equivalents and other stock-based awards to the Company's directors and to the Company's or affiliates' current and prospective employees and consultants and prospective employees or consultants.

        All instruments granted within the Plan by the Company are accounted for as equity instruments. The compensation expense is recognized over the requisite service period which coincides with the vesting period.

        Upon exercise of the instruments, the participants receive a certain number of the Company's shares. For tax residents of the USA, the UK Switzerland or Germany personal income tax arising from exercise of the instruments in accordance with the tax legislation of the country of the participant's tax residence is withheld by the Company in form of treasury shares.

        The amount of expenses for years ended March 31, 2017, 2016 and 2015 included in the accompanying statements of comprehensive income was as follows:

	2017	2016	2015
SOP II	$—	$—	$816
SOP III including:
Management program	18,481	11,587	3,038
CEO remuneration	8,702	4,970	742
Top Management bonus in the form of shares	1,801	1,188	1,187

Total	$28,984	$17,745	$5,783

        The details of each program within the Plan are discussed below.

Top Management Bonus

        On August 12, 2014, the Board of Directors adopted share-based remuneration plan ("Top bonus") for management of the Group. The program was approved by the Company's shareholders on November 14, 2014. In accordance with the terms of the Top bonus, the Company granted 164,257 RSUs which entitle the holders to receive a fixed number of Class A shares, allocated for issuance under this plan, at no cost subject to continued service conditions. The grant-date fair value of each RSU was $36.17.

        The RSUs are subject to service conditions and are vesting in annual increments over a five-year period as follows:

RSUs
March 31, 2015	32,851
March 31, 2016	32,851
March 31, 2017	32,851
March 31, 2018	32,851
March 31, 2019	32,853

164,257

        The first and the second tranches were vested and exercised as of March 31, 2017. The third tranche was pending approval of the Company's Board of Directors which took place in May 2017. The following schedule presents the information about the RSUs outstanding as of March 31, 2017 and March 31, 2016:

	As of March 31,
	2017	2016
The number of RSUs outstanding, units	65,704	98,555
The weighted-average remaining contractual term, days	548	730
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$4,110	$5,423

        The intrinsic value of the RSUs exercised during financial years 2017 and 2016 was $2,055 and $1,808 respectively.

        As of March 31, 2017, the total compensation cost related to non-vested RSUs not yet recognized was $2,376.

        Additionally, based on the results of the fiscal year ended March 31, 2017, the Board of Directors approved bonus in amount of $613 in form of shares, which resulted in issuance of 9,130 shares. This expense was included in the total expense on Top Management bonus in the form of shares.

CEO remuneration

        In accordance with the program approved on November 14, 2014, 328,513 RSUs were granted to the CEO of the Company. The RSUs are subject to vesting in annual increments over a five-year period. The program does not provide for an automatic exercise of the vested RSUs and requires a submission of an exercise notice.

        On November 10, 2015, additional 328,513 RSUs, subject to service and market conditions, were granted to the CEO. The RSUs will vest on August 12, 2019, subject to continued employment and certain level of average market capitalization of the Company during the last 6 months prior to the vesting date.

        The grant-date share prices in U.S. dollars for the two grants were as follows:

	Dec 16, 2014 grant	Nov 10, 2015 grant
Grant-date share price	36.21	70.3

        The RSUs have no exercise price. The vesting schedule for both grants is presented below:

RSUs
August 12, 2015	65,702
August 12, 2016	65,702
August 12, 2017	65,702
August 12, 2018	65,702
August 12, 2019	394,218

657,026

        As of March 31, 2017, the first and the second tranches were vested, but not exercised. The following schedule presents the information about the RSUs outstanding as of March 31, 2017 and 2016:

	As of March 31,
	2017	2016
The number of RSUs outstanding, units	657,026	657,026
The weighted-average remaining contractual term, days	727	986
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$41,097	$36,156

        As of March 31, 2017, the total compensation cost related to non-vested instruments not yet recognized was $20,576.

SOP III

        On November 11, 2014, the Board of directors adopted the Incentive Compensation Plan for the employees and consultants of the Group ("SOP III"). The SOP III became effective on November 14, 2014, the date on which the Company's shareholders approved the program.

        The SOP III provides for the grant of SARs, RSUs and PSA to the current and prospective employees and consultants of the Group. The following table presents the vesting schedule of the instruments granted:

	PSAs	SARs	RSUs
January 1, 2016	264,690	91,652	147,131
January 1, 2017	356,612	134,339	211,337
January 1, 2018	356,612	139,275	225,471
January 1, 2019	463,672	195,515	285,189

	1,441,586	560,781	869,128

        RSUs awarded under the SOP III entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions. The holders of RSUs have no rights to dividends or dividends equivalent. Since the exercise price for the RSUs granted under the SOP III is zero, the fair values of the grants were measured using fair values of shares at the date of grant including 3% annual attrition rate.

        SARs issued under the SOP III to certain participants who reside in the US entitle the holder to receive a number of Class A shares at no cost determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the grant price.

        PSAs awarded under the SOP III to certain participants who reside outside the US entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions and determined by reference to the fair market value of Class A share at the exercise date.

        The fair value of SARs and PSAs was measured using Longstaff—Schwartz model. Valuation of SARs and PSAs was made using the following assumptions:

Risk free interest rate	2%
Expected dividend yield	0%
Attrition rate	3%
Volatility factor	40%

Grant date	Grant-date share price, $
Dec 16, 2014	36.21
May 12, 2015	52.80
Jan 1, 2016	71.36
Feb 11, 2016	55.64
Apr 1, 2016	56.46
June 27, 2016	52.66
Nov 10, 2016	48.85

        The following table reconciles the quantity of restricted stock units, stock appreciation rights and performance share awards as of March 31, 2016, to the quantity as of March 31, 2017:

	Restricted stock units	Stock Appreciation Rights	Performance Share Awards
Outstanding as of March 31, 2016	524,302	314,217	1,038,409

Granted during the period	210,609	127,195	157,272
Exercised during the period	(230,115)	(34,144)	(196,001)
Cancelled during the period	(1,433)	—	—
Forfeited during the period	(31,293)	(55,945)	(60,522)

Outstanding as of March 31, 2017	472,070	351,323	939,158

        During the year ended March 31, 2017, the Company granted additional 102,181 shares as an incentive to its employees. Of those granted, 35,769 shares vested and were exercised during the year and 66,412 are expected to vest and be exercised during the year ending March 31, 2018.

        The following table summarizes information about restricted stock units, stock appreciation rights and performance share awards for the period from March 31, 2016, to March 31, 2017:

	Restricted stock units		Stock Appreciation Rights		Performance Share Awards
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Non-vested as of March 31, 2016	524,302	37.30	280,394	4.55	1,009,887	5.29

Granted during the period	210,609	51.56	127,195	2.30	157,272	4.41
Vested during the period	(241,046)	41.05	(134,339)	5.39	(356,612)	6.42
Cancelled during the period	(1,433)	55.64	—	—	—	—
Forfeited during the period	(31,293)	36.21	(55,945)	4.76	(60,522)	5.27

Non-vested as of March 31, 2017	461,139	41.87	217,305	2.66	750,025	4.57

        The schedule below summarizes the information about restricted stock units, stock appreciation rights and performance share awards outstanding and exercisable as of March 31, 2017:

	Restricted stock units	Stock Appreciation Right	Performance Share Award
Outstanding as of March 31, 2017
Number of instruments	461,139	217,305	750,025
Intrinsic value, in thousands of the U.S. dollars	$32,129	$4,388	$15,093
Weighted-average remaining contractual term, days	477	489	482
Vested and exercisable as of March 31, 2017
Number of instruments	—	97,304	169,147
Intrinsic value, in thousands of the U.S. dollars	$—	$2,035	$4,107

        No instruments were exercised during financial years 2015. The following table summarizes information about the intrinsic value of Company's restricted stock units, stock appreciation rights and performance share awards exercised during 2016 and 2017:

	2017	2016
Total intrinsic value of RSUs exercised	$32,129	$10,376
Total intrinsic value of SARs exercised	$4,388	$2,211
Total intrinsic value of PSAs exercised	$15,093	$9,291

        The total compensation cost related to non-vested awards not yet recognized is $41,905 at March 31, 2017.